Commitments and contingencies	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
We do not expect any current litigation to have a materially adverse effect on our financial condition or results of operations. However, from time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business, and one or more unfavorable outcomes could adversely affect us for the period in which they are resolved. In addition, regardless of their merits or their ultimate outcomes, lawsuits and legal proceedings are costly, divert management attention, and may adversely affect our reputation, even if they are resolved in our favor.

The Company, its now-former Chief Executive Officer, and its former Chief Financial Officer were named as defendants in two class action lawsuits involving similar claims, filed in the United States District Court for the Eastern District of New York on February 10, 2025 (Shing v. ICON plc, et al.) and April 2, 2025 (Police and Fire Retirement System of the City of Detroit v. ICON plc), respectively, alleging that defendants made misleading statements regarding the Company’s financial performance and future business prospects in violation of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934. The two cases have been consolidated and are proceeding under the caption In re ICON plc Securities Litigation, No. 2:25-cv-00763. Lead plaintiffs and lead counsel for the putative class were appointed on June 10, 2025. On September 12, 2025, the lead plaintiffs filed an amended complaint that names the Company’s current Chief Executive Officer in addition to the original defendants. The Company intends to defend the action vigorously and is preparing a motion to dismiss, which is due by November 12, 2025.